UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22848

 NAME OF REGISTRANT:                     Highland Floating Rate High
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court, Suite
                                         700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Brian Mitts
                                         300 Crescent Court, Suite
                                         700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Report contains no data for selected criteria.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Floating Rate High Income Fund
By (Signature)       /s/ Brian Mitts
Name                 Brian Mitts
Title                President
Date                 08/24/2016